UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            February 3, 2006

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      84

 Form 13F Information Table Value Total:      $    1,246,062
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5     COLUMN COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN    SHARES/PRN                 OTHER  VOTING AUTHORITY
                                                   000's      AMOUNT                   MANAGERS
                                                                        SH/PUT/ INVSTM          SOLE  SHARED NONE
                                                                        PRNCALL DISCRETN
                                                                                                >C>
 3M COMPANY                  COM       88579Y101  12,400      160,000   SH       SOLE          160,000
 ABBOTT LABS                 COM       002824100  13,801      350,000   SH       SOLE          350,000
 ADVANCED MEDICAL OPTICS     COM       00763M108   9,823      235,000   SH       SOLE          235,000
 AIR PRODUCTS & CHEMICALS    COM       009158106  14,797      250,000   SH       SOLE          250,000
 ALLTEL CORP.                COM       020039103  18,930      300,000   SH       SOLE          300,000
 AMBAC FINANCIAL GROUP       COM       023139108  22,733      295,000   SH       SOLE          295,000
 AMERICAN INT'L GROUP INC    COM       026874107  34,115      500,000   SH       SOLE          500,000
 AQUA AMERICA, INC.          COM       03836W103  23,553      862,733   SH       SOLE          862,733
 AT&T CORP                   COM       00206R102  14,572      595,000   SH       SOLE          595,000
 AUTOMATIC DATA PROCESSIN    COM       053015103  13,767      300,000   SH       SOLE          300,000
 AVAYA INC.                  COM       053499109   6,402      600,000   SH       SOLE          600,000
 AVON PRODUCTS               COM       054303102  11,991      420,000   SH       SOLE          420,000
 BANK OF AMERICA             COM       060505104  25,383      550,000   SH       SOLE          550,000
 BANKATLANTIC BANCORP        CL A      065908501   6,020      430,000   SH       SOLE          430,000
 BEA SYSTEMS INC.            COM       073325102   7,520      800,000   SH       SOLE          800,000
 BELLSOUTH CORP              COM       079860102   5,420      200,000   SH       SOLE          200,000
 BJ WHOLESALE CLUB           COM       05548J106  14,780      500,000   SH       SOLE          500,000
 BLACK HILLS CORP            COM       092113109   8,479      245,000   SH       SOLE          245,000
 BP P.L.C.               SPONSORED ADR 055622104  17,339      270,000   SH       SOLE          270,000
 BRISTOL MYERS SQUIBB        COM       110122108   7,928      345,000   SH       SOLE          345,000
 BUNGE LTD.                  COM       G16962105  13,303      235,000   SH       SOLE          235,000
 CINTAS CORP.                COM       172908105  12,354      300,000   SH       SOLE          300,000
 CISCO SYSTEMS               COM       17275R102  20,544     1,200,000  SH       SOLE         1,200,000
 CLEAR CHANNEL COMMUNICAT    COM       184502102  11,008      350,000   SH       SOLE          350,000
 COMCAST CORP.               CL A      20030N101   9,151      352,500   SH       SOLE          352,500
 COMPASS BANKSHARES INC.     COM       20449H109  14,487      300,000   SH       SOLE          300,000
 CONOCOPHILLIPS              COM       20825C104  20,072      345,000   SH       SOLE          345,000
 CORNING INC                 COM       219350105  11,796      600,000   SH       SOLE          600,000
 CREE INC.                   COM       225447101  12,620      500,000   SH       SOLE          500,000
 CURTISS-WRIGHT CORP         COM       231561101  12,558      230,000   SH       SOLE          230,000
 DEAN FOODS                  COM       242370104  16,947      450,000   SH       SOLE          450,000
 DEL MONTE FOODS             COM       24522P103  11,629     1,115,000  SH       SOLE         1,115,000
 DELL INC.                   COM       24702R101  11,996      400,000   SH       SOLE          400,000
 DIAMONDCLUSTER INTERNATI    COM       25278P106   2,700      340,000   SH       SOLE          340,000
 DONNELLEY R R & SONS CO.    COM       257867101   8,895      260,000   SH       SOLE          260,000
 DUKE ENERGY CORP.           COM       264399106  16,787      611,560   SH       SOLE          611,560
 DUPONT EI DE NEMOURS        COM       263534109  15,300      360,000   SH       SOLE          360,000
 EMERSON ELECTRIC            COM       291011104  14,940      200,000   SH       SOLE          200,000
 EXXON MOBIL CORP.           COM       30231G102   7,302      130,000   SH       SOLE          130,000
 FIFTH THIRD BANC            COM       316773100  10,562      280,000   SH       SOLE          280,000
 GANNETT INC.                COM       364730101   6,814      112,500   SH       SOLE          112,500
 GENENTECH, INC              COM       368710406  20,350      220,000   SH       SOLE          220,000
 GENERAL ELECTRIC CO.        COM       369604103  52,144     1,487,700  SH       SOLE         1,487,700
 HCA INC.                    COM       404119109  12,625      250,000   SH       SOLE          250,000
 ILLINOIS TOOL WORKS         COM       452308109  10,999      125,000   SH       SOLE          125,000
 INTEL CORP                  COM       458140100   7,738      310,000   SH       SOLE          310,000
 INVESTORS FINANCIAL SERV    COM       461915100  14,087      382,500   SH       SOLE          382,500
 JOHNSON & JOHNSON           COM       478160104  15,326      255,000   SH       SOLE          255,000
 KEYSPAN CORP.               COM       49337W100   4,997      140,000   SH       SOLE          140,000
 LAB CORP. OF AMERICA        COM       50540R409  12,116      225,000   SH       SOLE          225,000
 LUCENT TECHNOLOGIES         COM       549463107   7,714     2,900,000  SH       SOLE         2,900,000
 MARTIN MARIETTA MATERIAL    COM       573284106   7,672      100,000   SH       SOLE          100,000
 MASCO CORP                  COM       574599106  13,585      450,000   SH       SOLE          450,000
 MDU RESOURCES GROUP, INC    COM       552690109  18,825      575,000   SH       SOLE          575,000
 MEDIMMUNE INC.              COM       584699102   7,880      225,000   SH       SOLE          225,000
 MEDTRONIC INC.              COM       585055106  17,847      310,000   SH       SOLE          310,000
 MICROSOFT CORP              COM       594918104  30,857     1,180,000  SH       SOLE         1,180,000
 MURPHY OIL CORP.            COM       626717102  11,316      209,600   SH       SOLE          209,600
 NEWELL RUBBERMAID INC.      COM       651229106  12,247      515,000   SH       SOLE          515,000
 NORTHFORK BANKCORP          COM       659424105  14,364      525,000   SH       SOLE          525,000
 ORACLE CORP                 COM       68389X105  10,745      880,000   SH       SOLE          880,000
 OUTBACK STEAKHOUSE INC.     COM       689899102  13,107      315,000   SH       SOLE          315,000
 PEPSI CO. INC.              COM       713448108  25,995      440,000   SH       SOLE          440,000
 PETROLEUM & RESOURCES CO    COM       716549100  64,227     1,985,996  SH       SOLE         1,985,996
 PFIZER INC                  COM       717081103  26,118     1,120,000  SH       SOLE         1,120,000
 PROCTER & GAMBLE COMPANY    COM       742718109  19,679      340,000   SH       SOLE          340,000
 ROHM & HAAS CO.             COM       775371107  19,368      400,000   SH       SOLE          400,000
 SAFEWAY, INC                COM       786514208  10,008      423,000   SH       SOLE          423,000
 SAPIENT CORP                COM       803062108   6,543     1,150,000  SH       SOLE         1,150,000
 SCHLUMBERGER LTD            COM       806857108  18,459      190,000   SH       SOLE          190,000
 SIEBEL SYSTEMS INC.         COM       826170102   8,464      800,000   SH       SOLE          800,000
 SMURFIT-STONE CONTAINER     COM       832727101   9,210      650,000   SH       SOLE          650,000
 SOLECTRON CORP              COM       834182107   6,771     1,850,000  SH       SOLE         1,850,000
 TARGET CORP.                COM       87612E106  22,538      410,000   SH       SOLE          410,000
 THE COCA-COLA CO.           COM       191216100   8,062      200,000   SH       SOLE          200,000
 UNILEVER PLC ADR        SPON ADR NEW  904767704  13,841      345,000   SH       SOLE          345,000
 UNITED PARCEL SERVICES,   COM CL B    911312106  11,648      155,000   SH       SOLE          155,000
 UNITED TECHNOLOGIES         COM       913017109  16,773      300,000   SH       SOLE          300,000
 VODAFONE GROUP PLC      SPONSORED ADR 92857W100  10,576      492,613   SH       SOLE          492,613
 WACHOVIA CORP. NEW          COM       929903102  19,558      370,000   SH       SOLE          370,000
 WELLS FARGO COMPANY         COM       949746101  20,420      325,000   SH       SOLE          325,000
 WILMINGTON TRUST CORP.      COM       971807102  16,342      420,000   SH       SOLE          420,000
 WYETH COMPANY               COM       983024100  14,973      325,000   SH       SOLE          325,000
 ZIMMER HLDGS INC.           COM       98956P102   8,430      125,000   SH       SOLE          125,000
                                                 1,246,062
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